Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have not granted any options in several years and therefore do not currently have any policy regarding the timing of option grants in relation to our disclosure of material nonpublic information.